Debt (Parenthetical) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Debt instrument, outstanding	$ 1,877,100,000
7% Notes due 2013
Debt Instrument [Line Items]
Debt instrument, face amount	150,000,000	150,000,000
Debt Instrument, Interest Rate, Stated Percentage	7.00%
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Debt instrument, face amount	500,000,000	500,000,000	500,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.75%
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Debt instrument, face amount	300,000,000	300,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.625%
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Debt instrument, face amount	400,000,000	400,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.25%
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Debt instrument, face amount	1,000,000,000	1,000,000,000
Debt instrument, outstanding	$ 677,100,000	$ 731,200,000
Debt Instrument, Interest Rate, Stated Percentage	6.70%